BUSINESS COMBINATIONS - Schedule of Purchase Price Allocation (Details) shares in Millions		12 Months Ended
	Apr. 03, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 03, 2023 shares	Apr. 03, 2023
Disclosure of detailed information about business combination [line items]
Goodwill		$ 16,280,000,000	$ 16,280,000,000
Amortization of deferred transaction costs		$ 141,000,000	$ 136,000,000
Weighted average
Disclosure of detailed information about business combination [line items]
Interest rate		4.61%	4.85%
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 19,033,000,000
Class B non-voting shares (in shares)					23.6	23,600,000
Issuance of 23.6 million Class B Non-Voting shares	1,450,000,000
Fair value of consideration transferred	20,483,000,000
Allowance for doubtful accounts	31,000,000
Accounts receivable (net of allowance for doubtful accounts of $31 million)	310,000,000
Other current assets	2,448,000,000
Property, plant and equipment	8,022,000,000
Intangible assets	5,974,000,000
Investments	123,000,000
Other long-term assets	48,000,000
Bank advances	(25,000,000)
Short-term borrowings	(200,000,000)
Accounts payable and accrued liabilities	(545,000,000)
Other current liabilities	(33,000,000)
Contract liabilities	(164,000,000)
Current portion of long-term debt	(1,000,000,000)
Current portion of lease liabilities	(59,000,000)
Provisions	(6,000,000)
Long-term debt	(3,526,000,000)
Lease liabilities	(268,000,000)
Other long-term liabilities	(109,000,000)
Deferred tax liabilities	(2,693,000,000)
Total fair value of identifiable net assets acquired	8,297,000,000
Goodwill	12,186,000,000
Cash settlement	151,000,000
Identifiable intangible assets recognised as of acquisition date	5,974,000,000
Borrowings recognised as of acquisition date	4,550,000,000			$ 4,550,000,000
Amortization of deferred transaction costs	$ 24,000,000
Weighted average term to maturity	9 years 8 months 12 days
Goodwill expected to be deductible for tax purposes	$ 0
Shaw Communications Inc. | Wireless
Disclosure of detailed information about business combination [line items]
Intangible assets	270,000,000
Goodwill	432,000,000
Identifiable intangible assets recognised as of acquisition date	270,000,000
Shaw Communications Inc. | Cable West
Disclosure of detailed information about business combination [line items]
Intangible assets	5,314,000,000
Goodwill	11,675,000,000
Identifiable intangible assets recognised as of acquisition date	5,314,000,000
Shaw Communications Inc. | Satellite
Disclosure of detailed information about business combination [line items]
Intangible assets	390,000,000
Goodwill	79,000,000
Identifiable intangible assets recognised as of acquisition date	$ 390,000,000
Shaw Communications Inc. | Brand names
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years
Shaw Communications Inc. | Other intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years	15 years
Shaw Communications Inc. | Minimum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Shaw Communications Inc. | Minimum | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Shaw Communications Inc. | Minimum | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years	8 years
Shaw Communications Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment	36 years
Shaw Communications Inc. | Maximum | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, property, plant and equipment		30 years
Shaw Communications Inc. | Maximum | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years	15 years
Shaw Communications Inc. | Weighted average
Disclosure of detailed information about business combination [line items]
Interest rate						4.70%